Leases - Schedule of Maturities Lease Liabilities (Details)	Dec. 31, 2025 USD ($)
Schedule of Maturities Lease Liabilities [Abstract]
2026	$ 736
Total lease payments	736
Less: imputed interest	(3)
Total	$ 733